ACQUISITION OF VARIAN (Tables)	12 Months Ended
Oct. 31, 2011
Business Combinations [Abstract]
Schedule of Business Acquisition
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of May 14, 2010 (in millions):

Cash and cash equivalents	$226
Accounts receivable	138
Inventories	170
Other current assets	47
Property, plant and equipment	126
Intangible assets	417
Other assets	13
Goodwill	787
Total assets acquired	1,924
Accounts payable	(65)
Employee compensation and benefits	(43)
Deferred revenue	(30)
Other accrued liabilities	(72)
Long-term debt	(15)
Retirement and post-retirement benefits	(18)
Other long-term liabilities	(157)
Net assets acquired	$1,524

Schedule of valuations of intangible assets acquired
The components of intangible assets acquired in connection with the Varian acquisition were as follows (in millions):

	Fair Value	Estimated Useful Life
Developed product technology	$221	1-7 yrs
Customer relationships	157	2-10 yrs
Tradenames and trademarks	10	1.5 yrs
Order backlog	9	0.5-1 yr
Total intangible assets subject to amortization	397
In-process research and development	20
Total intangible assets	$417

Business Acquisition, Pro Forma Information
The following represents pro forma operating results as if Varian had been included in the company's consolidated statements of operations as of the beginning of the fiscal years presented (in millions, except per share amounts):

	2010	2009
Net revenue	$5,871	$5,258
Net income (loss)	$648	$(192)
Net income (loss) per share — basic	$1.87	$(0.55)
Net income (loss) per share — diluted	$1.84	$(0.55)